Investment Securities - Investment Securities Held-to-Maturity (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	[1]	$ 43,590	$ 44,974
Held-to-maturity securities, Unrealized Gains		199	362
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Unrealized Losses Other		(296)	(196)
Held-to-maturity securities, Fair Value		43,493	45,140
U.S. Treasury and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		2,925	2,717
Held-to-maturity securities, Unrealized Gains		14	15
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Unrealized Losses Other		(20)	(18)
Held-to-maturity securities, Fair Value		2,919	2,714
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		40,619	42,204
Held-to-maturity securities, Unrealized Gains		175	335
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Unrealized Losses Other		(273)	(176)
Held-to-maturity securities, Fair Value		40,521	42,363
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		1	1
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Fair Value		1	1
Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		10
Held-to-maturity securities, Fair Value		19
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Unrealized Gains		6	7
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Fair Value		6	7
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		10	13
Held-to-maturity securities, Unrealized Gains		3	4
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Fair Value		13	17
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		8	9
Held-to-maturity securities, Unrealized Gains		1	1
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Unrealized Losses Other		(1)	(1)
Held-to-maturity securities, Fair Value		8	9
Obligations of Foreign Governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		9	9
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Fair Value		9	9
Other Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		18	21
Held-to-maturity securities, Unrealized Losses Other-than-Temporary		0	0
Held-to-maturity securities, Unrealized Losses Other		(2)	(1)
Held-to-maturity securities, Fair Value		$ 16	$ 20

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.